Business Combinations (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 BAF Technologies Inc [Member] USD ($)	Dec. 31, 2014 Prins Autogassystemen Holding B.V. [Member] USD ($)	Dec. 31, 2014 Prins Autogassystemen Holding B.V. [Member] EUR (€)
Other tangible assets, including cash	$ 9,116	$ 13,138
Property, plant and equipment	905	3,824
Intangible assets subject to amortization	7,729	3,024
Goodwill	18,542	3,221
Total assets acquired	36,292	23,207
Current liabilities		7,211
Deferred income tax liabilities		979
Debt assumed (note 13b and c)		11,905	(9,700)
Less: total liabilities	(6,594)	20,095
Total net assets acquired	29,698	3,112
Paid to sellers		3,112
Payable to Clean Energy	2,322
Common shares issued	24,091
Common shares to be issued	3,285
Business Combination, Consideration Transferred	$ 29,698